Funded Status of Gratuity Plan and Amounts Recognized in Bank's Financial Statements (Detail) (Gratuity) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	$ 30.5	1,663.0	1,360.8
Service cost	7.1	387.2	283.6	269.5
Interest cost	2.4	130.6	115.7	78.0
Actuarial(gains)/ losses	0	(0.4)	(5.6)
Benefits paid	(2.2)	(117.6)	(91.5)
Projected benefit obligation, end of the period	37.8	2,062.8	1,663.0	1,360.8
Change in plan assets:
Fair value of plan assets, beginning of the period	16.8	918.6	660.0
Expected return on plan assets	1.6	88.8	63.1	23.6
Actuarial gains/(losses)	0.4	20.0	(9.3)
Actual return on plan assets	2.0	108.8	53.8
Employer contributions	7.2	392.5	296.3
Benefits paid	(2.2)	(117.6)	(91.5)
Fair value of plan assets, end of the period	23.8	1,302.3	918.6	660.0
Funded Status	$ (13.9)	(760.5)	(744.4)